Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities
Salaries payable	€ 129,519	€ 132,755
Other payables	649	427
Deferred income	4,284	441
Advances received	9,945	6,563
Total other current liabilities	€ 144,397	€ 140,186